Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Liabilities
4.	Accrued Liabilities

Accrued Liabilities consisted of the following (in thousands):

	December 31,
	2014	2013
Accrued compensation and Benefits	$509	$1,184
Accrued accounts payable	967	902
Accrued payroll tax withholding	1,082	—
Other accruals	467	494

	$3,025	$2,580